Income Tax (Details 2)	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Statutory federal income tax rate				21.00%
Incentive stock options
Change in fair value of derivative warrant liabilities				(2.18%)
Goodwill impairment loss				(14.34%)
US-Foreign income tax rate difference
Permanent difference				0.22%
Cancellation of debt income
Rate differential on foreign earnings				0.24%
State taxes, net of federal tax benefit				0.93%
Current federal tax true-up				0.01%
Provision to return adjustments
Deferred only adjustment
Other
Valuation allowance				0.88%
Income tax provision			3.85%	6.76%
Predecessor [Member]
Statutory federal income tax rate		21.00%			21.00%
Incentive stock options		(0.30%)			(0.16%)
Change in fair value of derivative warrant liabilities
Goodwill impairment loss					(4.00%)
US-Foreign income tax rate difference		1.30%			1.02%
Permanent difference		0.07%			(1.01%)
Cancellation of debt income		(101.38%)
Rate differential on foreign earnings
State taxes, net of federal tax benefit		3.49%			2.01%
Current federal tax true-up
Provision to return adjustments					(1.29%)
Deferred only adjustment		4.80%			(0.91%)
Other		(0.35%)			(0.06%)
Valuation allowance		71.31%			(17.13%)
Income tax provision	(164.00%)				(0.53%)